Other Reserves (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018
Other reserves [abstract]
Balance	[1]	$ 4,281,790	$ 3,139,625		$ 2,923,721
Balance, shares	[1]	79,463,744	72,569,180		64,910,523
Lapse of unlisted options (2017-07-01)					$ (463)
Lapse of unlisted options (2017-07-01), shares					(403,000)
Lapse of unlisted options (2017-11-01)
Lapse of unlisted options (2017-11-01), shares					(62,500)
Issue of unlisted options at $0.468 pursuant to placement (2018-03-15)
Issue of unlisted options at $0.468 pursuant to placement (2018-03-15), shares					7,897,647
Issue of unlisted options at $0.585 to broker for placement (2018-03-15)					$ 156,392
Issue of unlisted options at $0.585 to broker for placement (2018-03-15), shares					526,510
Exercise of IMRNW warrants at $0.32 (2018-03-15)
Exercise of IMRNW warrants at $0.32 (2018-03-15), shares					(300,000)
Amortisation of share-based payments for options issued in prior periods					$ 59,975
Amortisation of share-based payments for options issued in prior periods, shares
Issue of ESOP unlisted options at A$0.50 (2018-07-13)			$ 204,100
Issue of ESOP unlisted options at A$0.50 (2018-07-13), shares			1,300,000
Issue of ESOP unlisted options at A$0.50 (2018-11-26)			$ 164,400
Issue of ESOP unlisted options at A$0.50 (2018-11-26), shares			2,000,000
Lapse of ESOP unlisted options at A$0.50 (2018-10-01)			$ (98,385)
Lapse of ESOP unlisted options at A$0.50 (2018-10-01), shares			(1,050,000)
Issue of ESOP unlisted options at A$0.50 (2019-02-11)			$ 975,000
Issue of ESOP unlisted options at A$0.50 (2019-02-11), shares			5,000,000
Lapse of unlisted options at A$0.57 (2019-02-24)			$ (185,601)
Lapse of unlisted options at A$0.57 (2019-02-24), shares			(1,000,000)
Lapse of unlisted options at A$1.892 (2019-02-28)			$ (1,173)
Lapse of unlisted options at A$1.892 (2019-02-28), shares			(15,380)
Lapse of unlisted options at A$0.30 (2019-05-28)			$ (13,390)
Lapse of unlisted options at A$0.30 (2019-05-28), shares			(140,056)
Reclassify exercised options from reserves to share capital			$ (100)
Reclassify exercised options from reserves to share capital, shares
Reclassify lapsed options from reserves to accumulated losses			$ (13,086)
Reclassify lapsed options from reserves to accumulated losses, shares
Issue of representative warrants	[1]		$ 110,400
Issue of representative warrants, shares	[1]		800,000
Re-valuation of options issued in prior period (2019-11-06)		$ (607,000)
Re-valuation of options issued in prior period (2019-11-06), shares
Issue of representative warrants (2019-07-16)		$ 55,454
Issue of representative warrants (2019-07-16), shares		542,600
Lapse of unexercised options at $0.50 (2019-11-27)		$ (2,086,920)
Lapse of unexercised options at $0.50 (2019-11-27), shares		(7,625,532)
Lapse of unexercised options at $0.55 (2019-11-30)
Lapse of unexercised options at $0.55 (2019-11-30), shares		(25,289,894)
Lapse of unexercised options at $0.50 (2020-06-30)		$ (164,400)
Lapse of unexercised options at $0.50 (2020-06-30), shares		(2,000,000)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23)		$ (72)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23), shares		(218,800)
Exercise of representative warrants (2020-06-15, 2020-06-22)		$ (540,062)
Exercise of representative warrants (2020-06-15, 2020-06-22)		(2,065,000)
Closing balance		$ 938,790	$ 4,281,790	[1]	$ 3,139,625	[1]
Closing balance, shares		42,807,118	79,463,744	[1]	72,569,180	[1]

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.